Income Taxes - Temporary differences and tax loss carryforwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Deferred income tax assets, net	$ 17,132,915	$ 13,791,257	$ 12,317,531
Benefit from tax loss carryforwards derived from the disposal of the Group's investment in GSF	4,526,042	3,301,222
Accrued liabilities
Income Taxes
Deferred tax assets	4,352,021	3,619,288
Deferred income tax assets, net	4,352,021	3,619,288	3,388,289
Loss allowance
Income Taxes
Deferred tax assets	1,550,482	1,344,425
Deferred income tax assets, net	1,550,482	1,344,425	1,115,990
Customer advances
Income Taxes
Deferred tax assets	1,499,462	1,799,330
Deferred income tax assets, net	1,499,462	1,799,330	2,230,958
Derivative financial instruments
Income Taxes
Deferred income tax assets, net	273,210
Property, plant and equipment, net
Income Taxes
Deferred tax assets	1,650,860	1,570,890
Deferred income tax assets, net	1,650,860	1,570,890	1,159,085
Prepaid expenses and other items
Income Taxes
Deferred tax assets	3,700,673	1,125,387
Deferred income tax assets, net	3,700,673	1,125,387
Operating tax losses
Income Taxes
Deferred tax assets	7,433,425	8,677,220
Capital tax losses
Income Taxes
Deferred tax assets	5,591,581	4,338,177
Investments
Income Taxes
Deferred tax liabilities	(6,676,401)	(7,812,896)
Deferred income tax assets, net	(6,676,401)	(7,812,896)	(7,117,306)
Derivative financial instruments
Income Taxes
Deferred income tax assets, net		(248,547)	(355,051)
Derivative financial instruments
Income Taxes
Deferred tax liabilities		(248,547)
Deferred income tax assets, net		(248,547)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,406,145)	(843,409)
Deferred income tax assets, net	(2,406,145)	(843,409)	(2,646,267)
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	16,969,168	13,569,865
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 163,747	$ 221,392	$ 257,769